Utility and Telecommunications Fund Summary

Class/Ticker: Class A - EVUAX; Class B - EVUBX; Class C - EVUCX

Summary Prospectus

August 1, 2013

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated August 1, 2013 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 29 and 31 of the Prospectus and "Additional Purchase and Redemption Information" on page 45 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	5.00%	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management Fees	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.63%	0.63%	0.63%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.24%	1.99%	1.99%
Fee Waivers	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.15%	1.90%	1.90%
1.	The Adviser has committed through July 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.14% for Class A, 1.89% for Class B, and 1.89% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$685	$693	$293	$193	$193
3 Years	$937	$916	$616	$616	$616
5 Years	$1,209	$1,264	$1,064	$1,064	$1,064
10 Years	$1,981	$2,025	$2,310	$2,025	$2,310

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies;

    up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies;

      up to 20% of this portion may be invested in convertible debentures rated below investment grade;

        up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

          up to 20% of the Fund's total assets in emerging market equity securities.

        We invest principally in securities of utility and telecommunications companies across all market capitalizations. We may also invest in equity securities of foreign issuers including ADRs and similar investments, which may be deemed either foreign or domestic issues. We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. For hedging purposes, the Fund may use derivative strategies such as buying or writing put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.

        We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

        Principal Investment Risks

        An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

        Convertible Securities Risk. Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect the market price of the common stock of the issuing company.

        Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

        Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

        Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

        Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

        Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

        Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

        High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities are considered speculative by major credit rating agencies, have a much greater risk of default or of not returning principal and tend to be more volatile and less liquid than higher-rated securities of similar maturity.

        Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

        Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

        Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

        Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

        Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

        Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

        Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

        Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

        Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

        Utility and Telecommunications Sectors Risk. The Fund concentrates its investments in the utility and telecommunications sectors and therefore may be susceptible to financial, economic or market events impacting those sectors.

        Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

        Performance

        The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

        Calendar Year Total Returns for Class A as of 12/31 each year
        (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2003	+16.63%
Lowest Quarter: 3rd Quarter 2008	-17.71%
Year-to-date total return as of 6/30/2013 is 10.14%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/4/1994	2.67%	0.26%	11.82%
Class A (after taxes on distributions)	1/4/1994	2.28%	-0.42%	10.85%
Class A (after taxes on distributions and the sale of Fund Shares)	1/4/1994	2.23%	0.01%	10.15%
Class B (before taxes)	1/4/1994	3.06%	0.35%	11.90%
Class C (before taxes)	9/2/1994	7.09%	0.70%	11.65%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		16.00%	1.66%	7.10%
S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)		1.29%	0.36%	10.43%

        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

        Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Crow Point Partners, LLC	Timothy O'Brien, CFA, Portfolio Manager/2002

        Purchase and Sale of Fund Shares

        In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

        Minimum Initial Investment
        Regular Accounts: $1,000
        IRAs, IRA rollovers, Roth IRAs: $250
        UGMA/UTMA accounts: $50
        Employer Sponsored Retirement Plans: No Minimum
        Class B shares are generally closed to new investment. Minimum Additional Investment
         Regular Accounts, IRAs, IRA rollovers, Roth IRAs: $100
        UGMA/UTMA accounts: $50
        Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

        Tax Information

        Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

        Payments to Broker-Dealers and Other Financial Intermediaries

        If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

        Utility and Telecommunications Fund Summary

        Class/Ticker: Administrator Class - EVUDX

        Summary Prospectus

        August 1, 2013

Link to Prospectus	Link to SAI

        Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated August 1, 2013 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

        Investment Objective

        The Fund seeks total return, consisting of current income and capital appreciation.

        Fees and Expenses

        These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.08%
Fee Waivers	0.12%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.96%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The Adviser has committed through July 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

        Example of Expenses

        The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$98
3 Years	$332
5 Years	$584
10 Years	$1,306

        Portfolio Turnover

        The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

        Principal Investment Strategies

        Under normal circumstances, we invest:

          at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies;

            up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies;

              up to 20% of this portion may be invested in convertible debentures rated below investment grade;

                up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

                  up to 20% of the Fund's total assets in emerging market equity securities.

                We invest principally in securities of utility and telecommunications companies across all market capitalizations. We may also invest in equity securities of foreign issuers including ADRs and similar investments, which may be deemed either foreign or domestic issues. We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. For hedging purposes, the Fund may use derivative strategies such as buying or writing put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.

                We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

                Principal Investment Risks

                An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

                Convertible Securities Risk. Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect the market price of the common stock of the issuing company.

                Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

                Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

                High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities are considered speculative by major credit rating agencies, have a much greater risk of default or of not returning principal and tend to be more volatile and less liquid than higher-rated securities of similar maturity.

                Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

                Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

                Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

                Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                Utility and Telecommunications Sectors Risk. The Fund concentrates its investments in the utility and telecommunications sectors and therefore may be susceptible to financial, economic or market events impacting those sectors.

                Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

                Performance

                The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

                Calendar Year Total Returns as of 12/31 each year
                Administrator Class

Highest Quarter: 2nd Quarter 2003	+16.64%
Lowest Quarter: 3rd Quarter 2008	-17.66%
Year-to-date total return as of 6/30/2013 is 10.24%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	9.13%	1.59%	12.62%
Administrator Class (after taxes on distributions)	7/30/2010	8.69%	0.86%	11.59%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	6.50%	1.13%	10.86%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		16.00%	1.66%	7.10%
S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)		1.29%	0.36%	10.43%

                After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Crow Point Partners, LLC	Timothy O'Brien, CFA, Portfolio Manager/2002

                Purchase and Sale of Fund Shares

                Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

                Tax Information

                Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

                Payments to Broker-Dealers and Other Financial Intermediaries

                If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

                Utility and Telecommunications Fund Summary

                Class/Ticker: Institutional Class - EVUYX

                Summary Prospectus

                August 1, 2013

Link to Prospectus	Link to SAI

                Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated August 1, 2013 are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

                Investment Objective

                The Fund seeks total return, consisting of current income and capital appreciation.

                Fees and Expenses

                These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.81%
Fee Waivers	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.79%
1.	The Adviser has committed through July 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.78% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

                Example of Expenses

                The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$81
3 Years	$257
5 Years	$448
10 Years	$1,000

                Portfolio Turnover

                The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

                Principal Investment Strategies

                Under normal circumstances, we invest:

                  at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies;

                    up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies;

                      up to 20% of this portion may be invested in convertible debentures rated below investment grade;

                        up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

                          up to 20% of the Fund's total assets in emerging market equity securities.

                        We invest principally in securities of utility and telecommunications companies across all market capitalizations. We may also invest in equity securities of foreign issuers including ADRs and similar investments, which may be deemed either foreign or domestic issues. We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. For hedging purposes, the Fund may use derivative strategies such as buying or writing put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.

                        We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

                        Principal Investment Risks

                        An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

                        Convertible Securities Risk. Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect the market price of the common stock of the issuing company.

                        Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                        Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                        Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                        Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

                        Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                        Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

                        High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities are considered speculative by major credit rating agencies, have a much greater risk of default or of not returning principal and tend to be more volatile and less liquid than higher-rated securities of similar maturity.

                        Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                        Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                        Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                        Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

                        Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                        Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more susceptible to financial, economic or market events impacting an issuer of portfolio securities than a "diversified" fund. Default by the issuer of a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio.

                        Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

                        Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                        Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                        Utility and Telecommunications Sectors Risk. The Fund concentrates its investments in the utility and telecommunications sectors and therefore may be susceptible to financial, economic or market events impacting those sectors.

                        Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

                        Performance

                        The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

                        Calendar Year Total Returns as of 12/31 each year
                        Institutional Class

Highest Quarter: 2nd Quarter 2003	+16.69%
Lowest Quarter: 3rd Quarter 2008	-17.62%
Year-to-date total return as of 6/30/2013 is 10.32%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	2/28/1994	9.31%	1.75%	12.81%
Institutional Class (after taxes on distributions)	2/28/1994	8.84%	1.01%	11.77%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	2/28/1994	6.65%	1.27%	11.03%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		16.00%	1.66%	7.10%
S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)		1.29%	0.36%	10.43%

                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                        Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Crow Point Partners, LLC	Timothy O'Brien, CFA, Portfolio Manager/2002

                        Purchase and Sale of Fund Shares

                        Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your investment representative.

                        Tax Information

                        Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

                        Payments to Broker-Dealers and Other Financial Intermediaries

                        If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI